Inventories - Summary of Inventories (Detail) - USD ($) $ in Millions	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Disclosure of inventories [line items]
Inventories	$ 1,447	[1]	$ 1,546	[1]	$ 1,683	[1]	$ 1,738
Finished goods [Member]
Disclosure of inventories [line items]
Inventories	921		925		1,052
Crude oil and natural gas [member]
Disclosure of inventories [line items]
Inventories	393	[2]	456	[2]	507
Products in process [member]
Disclosure of inventories [line items]
Inventories	39		49		45
Raw materials, packaging materials and others [member]
Disclosure of inventories [line items]
Inventories	$ 94		$ 116		$ 79

[1]	As of December 31, 2025, 2024 and 2023, the carrying amount of inventories does not exceed their net realizable value.
[2]	Includes 21 corresponding to the provision of inventories write-down as of December 31, 2025 and 2024, respectively, see Note 2.b.8) and 26.